Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash	$ 7,340,840	$ 17,749,233	$ 31,865,371
Prepaid expenses and other receivables	1,217,237	750,167	1,269,513
Accounts receivable - related party	25,320	101,297	0
Inventory	2,352,407	1,487,771	850,622
Total current assets	10,935,804	20,088,468	33,985,506
Other assets:
Property and equipment, net of accumulated depreciation	581,903	532,508	202,145
Intangible assets, net of accumulated amortization	1,443,991	1,480,980	1,055,256
Total other assets	2,025,894	2,013,488	1,257,401
Total assets	12,961,698	22,101,956	35,242,907
Current liabilities:
Accounts payable	171,207	136,310	253,694
Liability due to related parties		0	148,795
Other liabilities and accrued expenses	390,858	998,622	180,522
Foreign currency contract	1,075,692	440,196
Notes payable, current portion	11,512,711	19,188,724	5,733,370
Deferred revenue	69,681	259,256	103,470
Total current liabilities	13,220,149	20,582,912	6,419,881
Notes payable, net of current portion	8,557,548	0	19,188,724
Deferred revenue, net of current portion	1,042,710	1,052,960	1,276,130
Total liabilities	22,820,407	21,635,872	26,884,735
Stockholders’ (deficit) equity:
Common stock, $0.001 par value, 42,000,000 shares authorized and 24,103,196 and 24,102,866 shares issued and outstanding at December 31, 2022 and March 31, 2022	24,103	24,103	22,941
Additional paid-in capital	38,296,198	38,295,775	32,044,335
Accumulated deficit	(47,192,364)	(37,731,476)	(23,844,671)
Accumulated other comprehensive loss	(986,646)	(122,318)	135,567
Total stockholders’ (deficit) equity	(9,858,709)	466,084	8,358,172
Total liabilities and stockholders’ (deficit) equity	$ 12,961,698	$ 22,101,956	$ 35,242,907